UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04604

CREDIT SUISSE CAPITAL FUNDS
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York	10010
(Address of principal executive offices)	(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2006 to January 31, 2007

Item 1:                   Schedule of Investments

Credit Suisse Large Cap Value Fund

Schedule of Investments

January 31, 2007 (unaudited)

	Number of Shares	Value

COMMON STOCKS (99.1%)
Aerospace & Defense (1.6%)
L-3 Communications Holdings, Inc.	17,800	$1,465,652
Northrop Grumman Corp.	10,800	766,152
Raytheon Co.	53,500	2,776,650

		5,008,454

Airlines (0.6%)
Alaska Air Group, Inc.*§	18,900	809,865
AMR Corp.*	18,500	685,425
Continental Airlines, Inc. Class B*	6,800	282,132

		1,777,422

Auto Components (0.8%)
Autoliv, Inc.	33,200	2,003,288
TRW Automotive Holdings Corp*	23,600	617,140

		2,620,428

Automobiles (0.3%)
Avis Budget Group, Inc.	32,900	837,634

Banks (10.2%)
Bank of America Corp.	196,449	10,329,289
Fifth Third Bancorp	16,500	658,350
Marshall & Ilsley Corp.	9,600	451,776
Mellon Financial Corp.	38,100	1,628,394
Northern Trust Corp.	38,900	2,363,175
PNC Financial Services Group, Inc.	39,800	2,936,046
Synovus Financial Corp.	70,500	2,251,065
U.S. Bancorp	24,200	861,520
Wachovia Corp.	43,100	2,435,150
Washington Mutual, Inc.	51,500	2,296,385
Wells Fargo & Co.	190,300	6,835,576

		33,046,726

Beverages (1.2%)
Molson Coors Brewing Co. Class B	33,100	2,674,480
Pepsi Bottling Group, Inc.	34,100	1,078,583

		3,753,063

Chemicals (2.1%)
Albemarle Corp.§	4,500	350,910
Ashland, Inc.	35,400	2,462,070
Dow Chemical Co.	16,900	702,026
FMC Corp.	18,500	1,440,225
PPG Industries, Inc.	6,500	430,885
Valspar Corp.	12,900	363,522
Westlake Chemical Corp.§	34,600	1,148,028

		6,897,666

Commercial Services & Supplies (1.1%)
Hewitt Associates, Inc. Class A*§	44,000	1,185,360
R. R. Donnelley & Sons Co.	33,000	1,224,300
Steelcase, Inc. Class A	65,600	1,285,104

		3,694,764

Communications Equipment (0.1%)
Motorola, Inc.	17,000	337,450

Computers & Peripherals (2.3%)
Hewlett-Packard Co.	97,100	4,202,488
International Business Machines Corp.	29,600	2,934,840

	Number of Shares	Value

COMMON STOCKS
Computers & Peripherals
Western Digital Corp.*	15,900	$311,640

		7,448,968

Diversified Financials (16.1%)
CapitalSource, Inc.	74,400	2,067,576
CIT Group, Inc.	24,600	1,450,416
Citigroup, Inc.	227,200	12,525,536
Countrywide Financial Corp.	75,500	3,282,740
Fannie Mae	10,800	610,524
First Marblehead Corp.§	18,200	990,080
Freddie Mac	39,500	2,564,735
Goldman Sachs Group, Inc.	15,000	3,182,400
IndyMac Bancorp, Inc.§	60,000	2,333,400
JPMorgan Chase & Co.	202,100	10,292,953
Lehman Brothers Holdings, Inc.	14,300	1,176,032
Merrill Lynch & Co., Inc.	57,300	5,360,988
Morgan Stanley	67,200	5,563,488
Principal Financial Group, Inc.	11,700	720,837

		52,121,705

Diversified Telecommunication Services (5.4%)
AT&T, Inc.	315,405	11,868,690
CenturyTel, Inc.§	57,400	2,573,816
Embarq Corp.	5,700	316,407
Verizon Communications, Inc.	72,100	2,777,292

		17,536,205

Electric Utilities (4.6%)
DTE Energy Co.§	54,700	2,536,439
Edison International	43,000	1,934,140
FirstEnergy Corp.	51,500	3,055,495
Mirant Corp.*	82,800	2,830,104
NRG Energy, Inc.*§	27,900	1,672,047
PG & E Corp.	58,900	2,749,452

		14,777,677

Electronic Equipment & Instruments (0.1%)
Tech Data Corp.*§	10,300	382,542

Energy Equipment & Services (0.7%)
Tidewater, Inc.	31,400	1,619,298
Unit Corp.*	16,300	790,224

		2,409,522

Food & Drug Retailing (0.6%)
Safeway, Inc.	51,700	1,862,751

Food Products (1.0%)
Archer-Daniels-Midland Co.*	23,300	745,600
Corn Products International, Inc.§	51,800	1,774,150
General Mills, Inc.	13,100	749,844

		3,269,594

Gas Utilities (0.2%)
UGI Corp.	18,600	509,826

Healthcare Providers & Services (2.6%)
Aetna, Inc.	63,900	2,694,024
Humana, Inc.*	18,900	1,048,950
McKesson Corp.	24,900	1,388,175
UnitedHealth Group, Inc.	6,100	318,786
WellPoint, Inc.*	37,100	2,907,898

		8,357,833

	Number of Shares	Value

COMMON STOCKS
Hotels, Restaurants & Leisure (0.3%)
Brinker International, Inc.	17,500	$552,125
McDonald’s Corp.	7,500	332,625

		884,750

Household Durables (0.8%)
Whirlpool Corp.§	29,000	2,651,470

Household Products (2.8%)
Procter & Gamble Co.	141,600	9,185,592

Industrial Conglomerates (2.1%)
General Electric Co.	187,600	6,762,980

Insurance (8.7%)
Allstate Corp.	8,500	511,360
American Financial Group, Inc.	52,350	1,849,002
American International Group, Inc.	54,800	3,751,060
Assurant, Inc.§	39,500	2,195,410
Axis Capital Holdings, Ltd.	69,300	2,283,435
Genworth Financial, Inc. Class A	68,700	2,397,630
Hartford Financial Services Group, Inc.	37,400	3,549,634
HCC Insurance Holdings, Inc.	64,300	2,008,089
PartnerRe, Ltd.§	25,200	1,713,600
Prudential Financial, Inc.	40,900	3,645,417
Reinsurance Group of America, Inc.§	16,300	947,845
SAFECO Corp.§	19,700	1,260,997
W.R. Berkley Corp.	65,700	2,174,013

		28,287,492

IT Consulting & Services (0.9%)
Accenture, Ltd. Class A§	12,600	475,650
Electronic Data Systems Corp.	91,300	2,402,103

		2,877,753

Leisure Equipment & Products (1.5%)
Eastman Kodak Co.§	92,200	2,384,292
Hasbro, Inc.	23,900	678,760
Mattel, Inc.	75,800	1,846,488

		4,909,540

Machinery (2.0%)
Cummins, Inc.	18,600	2,502,816
Dover Corp.	27,500	1,364,000
Parker Hannifin Corp.	30,500	2,524,180

		6,390,996

Media (2.5%)
CBS Corp. Class B	30,300	944,451
CTC Media, Inc.*	23,700	509,787
DIRECTV Group, Inc.*	67,700	1,651,203
EchoStar Communications Corp. Class A*§	60,600	2,444,604
News Corp. Class A	14,000	325,500
Time Warner, Inc.	74,300	1,624,941
Walt Disney Co.	15,600	548,652

		8,049,138

Metals & Mining (1.0%)
Carpenter Technology Corp.	3,000	351,300
Freeport-McMoRan Copper & Gold, Inc. Class B§	22,200	1,276,722
Phelps Dodge Corp.	13,900	1,718,040

		3,346,062

	Number of Shares	Value

COMMON STOCKS
Multiline Retail (0.4%)
Federated Department Stores, Inc.	28,900	$1,199,061

Oil & Gas (13.4%)
Chevron Corp.	131,200	9,561,856
Cimarex Energy Co.§	8,800	329,824
ConocoPhillips	74,600	4,954,186
Devon Energy Corp.	5,700	399,513
Exxon Mobil Corp.	285,900	21,185,190
Marathon Oil Corp.	39,400	3,559,396
Newfield Exploration Co.*	30,000	1,284,300
Todco*§	39,600	1,371,348
Valero Energy Corp.*	13,700	743,636

		43,389,249

Pharmaceuticals (5.2%)
Johnson & Johnson	32,900	2,197,720
King Pharmaceuticals, Inc.*	19,000	339,340
Merck & Company, Inc.	19,200	859,200
Mylan Laboratories, Inc.	19,400	429,516
Pfizer, Inc.	398,800	10,464,512
Watson Pharmaceuticals, Inc.*§	88,800	2,417,136

		16,707,424

Real Estate (2.0%)
Annaly Capital Management, Inc.	101,600	1,400,048
Boston Properties, Inc.	17,900	2,257,011
Istar Financial, Inc.	52,100	2,612,815
Simon Property Group, Inc.	3,000	343,170

		6,613,044

Road & Rail (1.1%)
Norfolk Southern Corp.	6,900	342,585
Union Pacific Corp.	30,900	3,120,900

		3,463,485

Semiconductor Equipment & Products (0.7%)
Micron Technology, Inc.*	169,400	2,193,730

Software (0.3%)
Synopsys, Inc.*	34,000	904,400

Specialty Retail (0.1%)
Sherwin-Williams Co.	5,000	345,500

Tobacco (1.6%)
Altria Group, Inc.	29,200	2,551,788
Loews Corp. - Carolina Group	39,400	2,700,476

		5,252,264

Wireless Telecommunication Services (0.1%)
Telephone & Data Systems, Inc.	5,700	318,915

TOTAL COMMON STOCKS (Cost $278,232,331)		320,383,075

SHORT-TERM INVESTMENTS (6.5%)
State Street Navigator Prime Portfolio§§	18,155,306	18,155,306

	Par (000)	Value

State Street Bank and Trust Co. Euro Time Deposit, 4.100%, 2/01/07	$2,963	$2,963,000

TOTAL SHORT-TERM INVESTMENTS (Cost $21,118,306)		21,118,306

TOTAL INVESTMENTS AT VALUE (105.6%) (Cost $299,350,637)		341,501,381

LIABILITIES IN EXCESS OF OTHER ASSETS (-5.6%)		(18,154,105)

NET ASSETS (100.0%)		$323,347,276

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value.  Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.  When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At January 31, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized appreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $299,350,637, $43,741,618, $(1,590,874) and $42,150,744, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Small Cap Core Fund

Schedule of Investments

January 31, 2007 (unaudited)

	Number of Shares	Value

COMMON STOCKS (99.0%)
Aerospace & Defense (1.0%)
Aeroflex, Inc.*	37,500	$448,500
Armor Holdings, Inc.*§	44,200	2,674,100

		3,122,600

Agriculture (0.5%)
Delta & Pine Land Co.§	40,500	1,648,350

Airlines (1.4%)
ExpressJet Holdings, Inc.*§	102,000	796,620
SkyWest, Inc.§	122,700	3,330,078

		4,126,698

Auto Components (1.1%)
Accuride Corp.*§	242,400	2,719,728
American Axle & Manufacturing Holdings, Inc.§	25,900	538,202

		3,257,930

Banks (6.3%)
BankUnited Financial Corp. Class A§	16,200	446,958
Boston Private Financial Holdings, Inc.§	14,000	404,880
Central Pacific Financial Corp.§	14,600	570,568
Chittenden Corp.§	22,200	676,212
East West Bancorp, Inc.§	50,200	1,927,680
First BanCorp.*	95,200	1,016,736
FirstFed Financial Corp.*§	58,900	4,061,155
Glacier Bancorp, Inc.§	12,300	288,681
Hanmi Financial Corp.§	41,200	843,776
Independent Bank Corp.§	12,900	284,703
Independent Bank Corp./MA	26,300	845,808
Nara Bancorp, Inc.§	16,200	318,006
Prosperity Bancshares, Inc.§	107,900	3,776,500
Sterling Bancshares, Inc.§	67,350	811,567
Umpqua Holdings Corp.§	44,100	1,254,645
Whitney Holding Corp.	40,900	1,294,076

		18,821,951

Biotechnology (1.3%)
Digene Corp.*§	9,400	483,630
Kendle International, Inc.*§	62,300	2,419,732
ViroPharma, Inc.*§	52,200	888,966

		3,792,328

Building Products (1.3%)
Lennox International, Inc.§	61,000	1,850,740
NCI Building Systems, Inc.*	19,600	1,115,632
PGT, Inc.*	67,700	844,219

		3,810,591

Chemicals (1.5%)
Arch Chemicals, Inc.	13,700	462,101
Georgia Gulf Corp.§	92,400	1,922,844
H.B. Fuller Co.	67,500	1,746,225
PolyOne Corp.*§	66,900	490,377

		4,621,547

Commercial Services & Supplies (5.6%)
ABM Industries, Inc.	32,000	826,880
Administaff, Inc.	21,500	880,210
Consolidated Graphics, Inc.*§	15,500	961,000
CPI Corp.	8,500	458,915
Global Payments, Inc.§	17,900	675,904
Headwaters, Inc.*	52,500	1,192,800

	Number of Shares	Value

COMMON STOCKS
Commercial Services & Supplies
Heidrick & Struggles International, Inc.*	25,000	$1,091,750
Kenexa Corp.*§	8,900	324,850
Labor Ready, Inc.*§	73,100	1,372,818
PeopleSupport, Inc.*§	69,100	1,648,035
Tetra Tech, Inc.*	22,200	399,156
Vertrue, Inc.*§	17,000	790,330
Viad Corp.	61,700	2,587,698
Watson Wyatt Worldwide, Inc. Class A§	85,300	3,777,937

		16,988,283

Commingled Fund (0.7%)
iShares Russell 2000 Index Fund§	27,300	2,166,801

Communications Equipment (0.5%)
Comtech Telecommunications Corp.*§	29,900	1,076,400
Symmetricom, Inc.*§	39,900	340,746

		1,417,146

Computers & Peripherals (1.1%)
Komag, Inc.*§	94,100	3,210,692

Construction & Engineering (1.0%)
EMCOR Group, Inc.*§	33,000	1,894,860
URS Corp.*	24,400	1,048,468

		2,943,328

Containers & Packaging (0.2%)
Greif, Inc. Class A§	4,300	491,533

Distribution & Wholesale (0.3%)
Core-Mark Holding Company, Inc.*§	29,200	916,296

Distributor (0.1%)
Pool Corp.§	7,200	263,520

Diversified Financials (3.0%)
Cash America International, Inc.§	41,100	1,755,381
Investment Technology Group, Inc.*§	22,200	967,920
Piper Jaffray Companies, Inc.*	16,600	1,144,404
Portfolio Recovery Associates, Inc.*§	36,100	1,569,267
SWS Group, Inc.§	73,699	1,859,426
World Acceptance Corp.*§	40,800	1,795,608

		9,092,006

Diversified Telecommunication Services (0.9%)
Cbeyond, Inc.*§	31,100	924,292
CT Communications, Inc.	24,000	586,320
Eschelon Telecom, Inc.*§	49,900	1,135,724

		2,646,336

Electric Utilities (1.5%)
CH Energy Group, Inc.§	6,700	341,968
Cleco Corp.§	53,900	1,376,606
El Paso Electric Co.*§	27,600	670,680
UIL Holdings Corp.	8,800	341,528
Unisource Energy Corp.§	49,000	1,838,480

		4,569,262

Electrical Equipment (0.2%)
Regal-Beloit Corp.	9,800	493,136

Electronic Equipment & Instruments (4.1%)
Anixter International, Inc.*§	7,000	386,890
Benchmark Electronics, Inc.*	117,400	2,659,110

	Number of Shares	Value

COMMON STOCKS
Electronic Equipment & Instruments
Coherent, Inc.*§	19,200	$590,400
FLIR Systems, Inc.*§	11,800	364,738
Global Imaging Systems, Inc.*	19,000	365,750
Intevac, Inc.*	22,500	497,475
Itron, Inc.*§	27,600	1,590,864
Littelfuse, Inc.*§	36,700	1,152,013
Methode Electronics, Inc.§	49,100	540,591
Park Electrochemical Corp.	19,100	509,779
Technitrol, Inc.§	20,700	455,814
Trimble Navigation, Ltd.*§	15,100	854,358
TTM Technologies, Inc.*§	44,100	472,311
Varian, Inc.*§	35,600	1,904,956

		12,345,049

Energy Equipment & Services (4.3%)
Allis-Chalmers Energy, Inc.*§	19,900	351,235
Atwood Oceanics, Inc.*§	32,500	1,572,025
Hercules Offshore, Inc.*§	25,400	671,576
Lone Star Technologies, Inc.*	6,100	294,935
Lufkin Industries, Inc.	29,000	1,735,650
Seacor Holdings, Inc.*§	46,100	4,666,703
Unit Corp.*	61,800	2,996,064
W-H Energy Services, Inc.*	15,400	698,852

		12,987,040

Food & Drug Retailing (1.6%)
Longs Drug Stores Corp.§	58,600	2,519,800
Nash Finch Co.§	33,600	970,368
Performance Food Group Co.*§	42,000	1,245,720

		4,735,888

Food Products (1.1%)
Corn Products International, Inc.§	80,000	2,740,000
Imperial Sugar Co.§	12,300	383,145
J & J Snack Foods Corp.	7,700	317,856

		3,441,001

Gas Utilities (2.4%)
Atmos Energy Corp.§	67,900	2,121,196
Energen Corp.	47,200	2,184,416
Southwest Gas Corp.§	35,100	1,377,675
UGI Corp.§	61,100	1,674,751

		7,358,038

Healthcare Equipment & Supplies (4.7%)
ArthroCare Corp.*§	71,100	2,623,590
Cooper Companies, Inc.§	22,500	1,073,250
Haemonetics Corp.*	8,600	414,864
Immucor, Inc.*§	12,700	400,558
LCA-Vision, Inc.§	8,300	321,376
Mentor Corp.§	59,500	3,033,905
Meridian Bioscience, Inc.§	100,800	2,988,720
Noven Pharmaceuticals, Inc.*§	33,000	902,880
Respironics, Inc.*§	8,100	345,060
SurModics, Inc.*§	52,000	1,869,920
Viasys Healthcare, Inc.*	10,700	314,901

		14,289,024

Healthcare Providers & Services (3.9%)
Amedisys, Inc.*	9,999	323,168
Amerigroup Corp.*§	111,800	4,053,868
AMN Healthcare Services, Inc.*	17,300	447,724
AmSurg Corp.*§	33,500	737,000
Centene Corp.*	44,500	1,108,940

	Number of Shares	Value

COMMON STOCKS
Healthcare Providers & Services
Gentiva Health Services, Inc.*§	49,200	$974,160
Healthspring, Inc.*	45,500	894,985
PAREXEL International Corp.*	34,300	1,123,325
Sierra Health Services, Inc.*	48,600	1,953,720

		11,616,890

Hotels, Restaurants & Leisure (4.2%)
CKE Restaurants, Inc.§	181,100	3,580,347
Jack in the Box, Inc.*§	17,200	1,062,788
Live Nation, Inc.*§	63,600	1,569,648
O’Charley’s, Inc.*	17,100	363,204
P.F. Chang’s China Bistro, Inc.*§	52,600	2,083,486
Panera Bread Co. Class A*§	15,700	925,672
Papa John’s International, Inc.*§	9,500	262,390
RARE Hospitality International, Inc.*§	60,800	1,917,632
Red Robin Gourmet Burgers, Inc.*§	9,900	353,925
WMS Industries, Inc.*§	11,700	464,022

		12,583,114

Household Durables (0.4%)
Toro Co.§	20,900	1,071,543

Household Products (0.1%)
WD-40 Co.§	12,700	418,211

Industrial Conglomerates (0.1%)
Pioneer Companies, Inc.*	10,300	308,382

Insurance (4.1%)
Argonaut Group, Inc.*	54,400	1,824,576
Delphi Financial Group, Inc. Class A§	39,700	1,565,768
Hilb Rogal and Hobbs Co.§	25,900	1,094,275
Philadelphia Consolidated Holding Corp.*	55,800	2,514,348
ProAssurance Corp.*§	31,000	1,574,490
Safety Insurance Group, Inc.§	23,900	1,167,276
Selective Insurance Group, Inc.§	16,600	854,070
Tower Group, Inc.§	54,600	1,834,560

		12,429,363

Internet & Catalog Retail (0.4%)
Insight Enterprises, Inc.*	54,900	1,116,117

Internet Software & Services (2.0%)
Allscripts Heathcare Solutions, Inc.*§	73,700	2,255,220
InfoSpace, Inc.*	39,900	927,276
United Online, Inc.§	140,400	1,971,216
Websense, Inc.*	37,900	820,535

		5,974,247

IT Consulting & Services (0.3%)
Agilysys, Inc.§	17,700	335,415
Sykes Enterprises, Inc.*	30,900	451,449

		786,864

Leisure Equipment & Products (0.6%)
Jakks Pacific, Inc.*§	37,200	754,044
RC2 Corp.*	24,400	964,044

		1,718,088

Machinery (5.2%)
Applied Industrial Technologies, Inc.§	26,700	654,684
Ceradyne, Inc.*§	63,600	3,439,488
Dionex Corp.*	9,700	576,374
EnPro Industries, Inc.*§	36,900	1,219,545

	Number of Shares	Value

COMMON STOCKS
Machinery
Gardner Denver, Inc.*	76,500	$2,949,075
IDEX Corp.	28,200	1,463,580
Manitowoc Company, Inc.	51,600	2,675,976
Mueller Industries, Inc.	44,600	1,452,622
Navistar International Corp.*§	24,800	1,097,152

		15,528,496

Media (0.4%)
Netflix, Inc.*§	11,400	259,920
Sonic Solutions*§	55,900	1,025,765

		1,285,685

Metals & Mining (4.4%)
Carpenter Technology Corp.	36,400	4,262,440
Chaparral Steel Co.	41,800	2,143,504
Cleveland-Cliffs, Inc.§	52,800	2,886,048
Metal Management, Inc.	18,800	771,552
Quanex Corp.§	80,700	3,162,633

		13,226,177

Multiline Retail (0.2%)
Bon-Ton Stores, Inc.§	14,200	518,300

Oil & Gas (3.2%)
Cabot Oil & Gas Corp.§	11,500	745,890
Cimarex Energy Co.	41,400	1,551,672
EXCO Resources, Inc.*§	112,200	1,884,960
Frontier Oil Corp.	72,400	2,056,884
Helix Energy Solutions Group, Inc.*§	33,300	1,071,261
St. Mary Land & Exploration Co.	8,000	287,920
Swift Energy Co.*§	44,000	1,950,960

		9,549,547

Paper & Forest Products (0.1%)
Potlatch Corp.§	7,300	344,633

Personal Products (0.3%)
NBTY, Inc.*§	17,100	886,635

Pharmaceuticals (1.3%)
Alpharma, Inc. Class A§	67,700	1,865,135
Sciele Pharma, Inc.*§	88,600	2,104,250

		3,969,385

Real Estate (3.1%)
Arbor Realty Trust, Inc.§	9,900	315,909
Colonial Properties Trust	12,100	594,715
Cousins Properties, Inc.§	29,300	1,146,802
Entertainment Properties Trust§	39,500	2,561,970
Innkeepers USA Trust§	19,100	313,049
Lexington Realty Trust	13,200	280,896
National Health Investors, Inc.§	9,000	288,900
New Century Financial Corp.§	96,100	2,908,947
Williams Scotsman International, Inc.*§	49,700	1,004,934

		9,416,122

Road & Rail (1.4%)
Arkansas Best Corp.§	73,600	2,812,992
Knight Transportation, Inc.§	62,200	1,169,360
Old Dominion Freight Line, Inc.*§	12,300	341,694

		4,324,046

Semiconductor Equipment & Products (4.4%)
Advanced Energy Industries, Inc.*	68,500	1,187,105

	Number of Shares	Value

COMMON STOCKS
Semiconductor Equipment & Products
Cabot Microelectronics Corp.*§	12,100	$365,299
Cymer, Inc.*§	22,500	950,175
Diodes, Inc.*§	63,700	2,335,879
MKS Instruments, Inc.*	72,000	1,574,640
ON Semiconductor Corp.*§	89,000	744,040
Photronics, Inc.*§	123,300	2,054,178
Standard Microsystems Corp.*§	11,300	315,270
Supertex, Inc.*§	20,200	754,268
Tessera Technologies, Inc.*§	7,300	279,152
Varian Semiconductor Equipment Associates, Inc.*§	63,700	2,621,255

		13,181,261

Software (3.3%)
Cerner Corp.*§	62,700	2,817,111
Dendrite International, Inc.*	42,900	468,039
Inter-Tel, Inc.§	47,000	1,063,610
Manhattan Associates, Inc.*	28,800	808,416
Progress Software Corp.*	50,000	1,420,500
Quality Systems, Inc.§	23,200	984,376
SPSS, Inc.*	19,700	611,094
TradeStation Group, Inc.*	148,900	1,899,964

		10,073,110

Specialty Retail (4.8%)
Aaron Rents, Inc.§	42,100	1,242,792
Building Materials Holding Corp.§	50,700	1,208,181
Cato Corp. Class A§	15,300	345,321
Charming Shoppes, Inc.*§	21,600	283,392
Children’s Place Retail Stores, Inc.*	25,800	1,398,618
Christopher & Banks Corp.§	65,600	1,166,368
Dress Barn, Inc.*§	56,000	1,258,320
Genesco, Inc.*§	24,200	953,238
Group 1 Automotive, Inc.§	5,700	302,100
Guitar Center, Inc.*§	14,400	658,800
Gymboree Corp.*	35,200	1,523,808
Men’s Wearhouse, Inc.	26,500	1,137,910
Select Comfort Corp.*§	80,900	1,491,796
Sonic Automotive, Inc. Class A§	15,000	470,250
Stage Stores, Inc.	14,500	465,305
Tween Brands, Inc.*	16,400	560,716

		14,466,915

Textiles & Apparel (2.9%)
Deckers Outdoor Corp.*§	23,300	1,358,623
K-Swiss, Inc. Class A§	50,500	1,596,810
Oxford Industries, Inc.§	7,800	372,762
Phillips-Van Heusen Corp.	58,400	3,220,760
Warnaco Group, Inc.*	68,400	1,935,036
Wolverine World Wide, Inc.§	10,100	310,777

		8,794,768

Tobacco (0.2%)
Alliance One International, Inc.*§	44,600	342,082
Schweitzer-Mauduit International, Inc.	14,200	344,918

		687,000

TOTAL COMMON STOCKS (Cost $283,591,433)		297,831,273

SHORT-TERM INVESTMENTS (28.8%)
State Street Navigator Prime Portfolio§§	85,193,685	85,193,685

	Par (000)	Value

State Street Bank and Trust Co. Euro Time Deposit, 4.100%, 2/01/07	$1,218	$1,218,000

TOTAL SHORT-TERM INVESTMENTS (Cost $86,411,685)		86,411,685

TOTAL INVESTMENTS AT VALUE (127.8%) (Cost $370,003,118)		384,242,958

LIABILITIES IN EXCESS OF OTHER ASSETS (-27.8%)		(83,476,622)

NET ASSETS (100.0%)		$300,766,336

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At January 31, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $370,003,118, $21,605,312, $(7,365,472) and $14,239,840, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Absolute Return Fund

Schedule of Investments

January 31, 2007 (unaudited)

	Number of Shares	Value

COMMON STOCKS (54.9%)
Commingled Funds (54.9%)
iPATH Dow Jones-AIG Commodity Index Total Return ETN	6,100	$298,656
iShares Lehman 7-10 Year Treasury Bond Fund	21,400	1,757,154
iShares MSCI Emerging Markets Index	14,391	1,644,891
iShares MSCI Japan Index Fund	32,800	469,368
iShares MSCI Switzerland Index Fund	29,100	741,468
iShares S&P 500 Index Fund	4,100	590,523

TOTAL COMMON STOCKS (Cost $5,482,616)		5,502,060

	Par
	(000)
SHORT-TERM INVESTMENT (45.1%)
State Street Bank and Trust Co. Euro Time Deposit, 4.100%, 02/01/07 (Cost $4,525,000)	$4,525	4,525,000

TOTAL INVESTMENTS AT VALUE (100.0%) (Cost $10,007,616)		10,027,060

LIABILITIES IN EXCESS OF OTHER ASSETS (0.0%)		(24)

NET ASSETS (100.0%)		$10,027,036

INVESTMENT ABBREVIATION

ETN = Exchange Traded Note

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost - At January 31, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $10,007,616, $27,278, $(7,834) and $19,444, respectively.

Other information regarding the Fund is available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE CAPITAL FUNDS

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	March 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	March 28, 2007

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	March 28, 2007